Fair Value Measurements (Schedule of Financial Assets and Liabilities not Carried at Fair Value) (Details) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 300,071	$ 308,016
Total loans, net of allowance for loan losses	904,336	895,947
FINANCIAL LIABILITIES
Deposits	1,181,254	1,198,190
Securitization liabilities at amortized cost	12,358	12,710
Subordinated notes and debentures	9,554	9,620
Carrying value [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	300,071	308,016
Total loans, net of allowance for loan losses	904,336	895,947
Total financial assets not carried at fair value	1,204,407	1,203,963
FINANCIAL LIABILITIES
Deposits	1,181,254	1,198,190
Securitization liabilities at amortized cost	12,358	12,710
Subordinated notes and debentures	9,554	9,620
Total financial liabilities not carried at fair value	1,203,166	1,220,520
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	291,849	295,210
Total loans, net of allowance for loan losses	896,070	877,763
Total financial assets not carried at fair value	1,187,919	1,172,973
FINANCIAL LIABILITIES
Deposits	1,176,610	1,188,585
Securitization liabilities at amortized cost	11,912	12,035
Subordinated notes and debentures	9,519	9,389
Total financial liabilities not carried at fair value	1,198,041	1,210,009
Government and government-related securities [member] | Carrying value [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	227,917	232,093
Government and government-related securities [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	221,732	222,699
Other debt securities [member] | Carrying value [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	72,154	75,923
Other debt securities [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Total debt securities at amortized cost, net of allowance for credit losses	$ 70,117	$ 72,511